Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco India Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Jun. 24, 2019
Document Creation Date	dei_DocumentCreationDate	Jun. 20, 2019